Subsequent Events (Details Narrative) (Superior Living SDN. BHD.) (10-K)	Mar. 31, 2020	Mar. 02, 2020	Dec. 31, 2019
Ownership interest percentage		17.86%
Superior Living SDN. BHD. [Member]
Ownership interest percentage	100.00%
Superior Living SDN. BHD. [Member] | Share Exchange Agreement [Member] | Agape ATP Corporation [Member] | Mr. How Kok Choong [Member]
Ownership interest percentage			100.00%